Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Company records its consolidated financial assets and liabilities at fair value. The accounting standard for fair value provides a framework for measuring fair value, and defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting standard establishes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1-Quoted prices in active markets for identical assets or liabilities. The Company considers a market to be active when transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•	Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The valuation of Level 3 investments requires the use of significant management judgments or estimation.

The Company's fair value hierarchies for its financial assets and liabilities which require fair value measurement on a recurring basis are as follows:

	Total	Quoted Prices in Active Markets for Identical Items Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3

December 31, 2013
Liabilities:
Warrant liability	$377,747	$-	$-	$377,747
Convertible debt	5,062,417	-	-	5,062,417
Total liabilities measured at estimated fair value	$5,440,164	$-	$-	$5,440,164

December 31, 2012
Liabilities:
Warrant liability	$563,822	$-	$-	$563,822
Convertible debt	3,528,313	-	-	3,528,313
Total liabilities measured at estimated fair value	$4,092,135	$-	$-	$4,092,135

The valuation of the convertible debt and the warrant liability are more fully discussed in Note 9, Convertible Debt, and Note 13, Capital Stock.

During the years ended December 31, 2013 and 2012, there were no transfers to or from Level 3. The Company had no assets measured on a recurring basis at fair value at December 31, 2013 and 2012.

The changes in the value of the Level 3 liabilities are summarized below:

	Convertible Notes Payable	Warrant Liability

Balance at January 1, 2012	$-	$168,338
Issuance of warrants at fair value	-	412,610
Issuance of 2012 Series B convertible bridge notes at fair value	3,354,021	-
Mark to market, included in other expense, net	-	(17,126)
Mark to market, included in interest expense	174,292	-
Balance at December 31, 2012	3,528,313	563,822
Issuance of 2012 Series B convertible bridge notes at fair value	2,162,564	-
Issuance of 2013 Series B convertible bridge notes at fair value	5,062,417	-
Issuance of right to receive common stock warrants at fair value included in other expense, net	-	95,760
Mark to market, included in other expense, net	-	(281,835)
Mark to market, included in interest expense	799,194	-
Converted to Series B convertible preferred stock	(6,490,071)	-
Balance at December 31, 2013	$5,062,417	$377,747